Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
Fair Value Measurements:
Schedule of Plan's assets that are carried at fair value on a recurring basis

	At December 31, 2025
	Level 1	Level 2	Level 3	Total

	(In thousands)
Assets at fair value:

Mutual funds	$31,087	$—	$—	$31,087
Company common stock	35,183	—	—	35,183
Pooled Separate Accounts	—	—	—	18,186
Common collective trust	—	—	—	35,633
Total assets at fair value	$66,270	$—	$—	$120,089

	At December 31, 2024
	Level 1	Level 2	Level 3	Total

	(In thousands)
Assets at fair value:

Mutual funds	$26,859	$—	$—	$26,859
Company common stock	31,724	—	—	31,724
Pooled Separate Accounts	—	—	—	16,168
Common collective trust	—	—	—	32,067
Total assets at fair value	$58,583	$—	$—	$106,818